Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Noninterest-bearing cash equivalents	$ 7,563	$ 8,620	$ 5,709
Securities available for sale, at fair value	85,756	103,783	125,447
TOTAL ASSETS	1,059,885	932,763	429,544
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated Debt	40,585	20,696	0
Shareholders' equity	104,771	109,623	50,674
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,059,885	932,763	429,544
Parent Company [Member]
ASSETS
Noninterest-bearing cash equivalents		276	12
Securities available for sale, at fair value		517	516
Investment in subsidiaries		129,181	50,169
Other Assets		365	5
TOTAL ASSETS		130,339	50,702
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated Debt		20,696	0
Other liabilities		20	28
Shareholders' equity		109,623	50,674
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 130,339	$ 50,702